Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Premises and Equipment [Abstract]
Premises and equipment, gross	$ 41,437	$ 40,586
Less accumulated depreciation	20,928	19,357
Total premises and equipment	20,509	21,229
Premises and Equipment Held for Sale [Abstract]
Premises and equipment held for sale, Gross	516	604
Less accumulated depreciation	116	97
Total premises and equipment held for sale	400	507
Land [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	2,645	2,645
Premises and Equipment Held for Sale [Abstract]
Premises and equipment held for sale, Gross	84	84
Buildings [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	24,538	24,573
Premises and Equipment Held for Sale [Abstract]
Premises and equipment held for sale, Gross	432	520
Leasehold Improvements [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	1,604	1,583
Furniture and Equipment [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	$ 12,650	$ 11,785